Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share Based Compensation [Abstarct]
Schedule of Option Activity

A summary of the option activity as of June 30, 2025 and 2024 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $
Outstanding, January 1, 2025	-	-	-
Outstanding, June 30, 2025	-	-	-	-
Exercisable, June 30, 2025	-	-	-	-
Vested, June 30, 2025	-	-	-	-

Outstanding, January 1, 2024	427,060	3.59	9.28	-

Exercised	(289,401)	4.03		1,384,653
Outstanding, June 30, 2024	137,659	2.68	9.26	234,296
Exercisable, June 30, 2024	137,659	2.68	9.26	234,296
Vested, June 30, 2024	137,659	2.68	9.26	234,296